Anchor Series Trust
Supplement to the Statement
of Additional Information
dated February 28, 1997


The following Portfolios are
not available for investment in
connection with the Polaris and
Anchor Advisor Variable Annuity Contracts:

Foreign Securities Portfolio
Growth and Income Portfolio
Strategic Multi-Asset Portfolio
Multi-Asset Portfolio
High Yield Portfolio
Target '98 Portfolio
Fixed Income Portfolio
Money Market Portfolio


March 4, 1997